Description of the Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of Organization and Business Operations
LanzaTech Global, Inc., formerly known as AMCI Acquisition Corp. II prior to February 8, 2023 (the “Closing Date”) (the “Company”), was a blank check company incorporated as a Delaware corporation on January 28, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “business combination”).
Business Combination
On the Closing Date, the Company consummated the previously announced business combination pursuant to the terms of the Agreement and Plan of Merger (the “Closing”), dated as of March 8, 2022 (as amended on December 7, 2022, the “Merger Agreement”), by and among AMCI, AMCI Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and LanzaTech NZ, Inc., a Delaware corporation (“Legacy LanzaTech”). Pursuant to the Merger Agreement, on the Closing Date, (i) AMCI changed its name to “LanzaTech Global, Inc.” (“New LanzaTech”), and (ii) Merger Sub merged with and into Legacy LanzaTech, with Legacy LanzaTech as the surviving company in the Business Combination. After giving effect to such Business Combination, Legacy LanzaTech became a wholly owned subsidiary of New LanzaTech.
Pursuant to the Merger Agreement, at the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of common stock of Legacy LanzaTech (the “Legacy LanzaTech common stock”) was converted into the right to receive 4.374677 shares of common stock, par value $0.0001 per share, of New LanzaTech (the “Common Stock”); (ii) each warrant to purchase Legacy LanzaTech common stock that was outstanding and unexercised immediately prior to the Effective Time and would automatically be exercised or exchanged in full in accordance with its terms by virtue of the occurrence of the Business Combination, was automatically exercised or exchanged in full for the applicable shares of Legacy LanzaTech capital stock, and each such share of Legacy LanzaTech capital stock was treated as being issued and outstanding immediately prior to the Effective Time and was cancelled and converted into the right to receive the applicable shares of Common Stock; (iii) each warrant to purchase Legacy LanzaTech common stock that was outstanding and unexercised prior to the Effective Time and was not automatically exercised in full as described in clause (ii) was converted into a warrant to purchase shares of Common Stock, in which case (a) the number of shares underlying such New LanzaTech warrant was determined by multiplying the number of shares of Legacy LanzaTech capital stock subject to such warrant immediately prior to the Effective Time, by 4.374677 and (b) the per share exercise price of such New LanzaTech warrant was determined by dividing the per share exercise price of such Legacy LanzaTech warrant immediately prior to the Effective Time by 4.374677, except that in the case of a certain warrant issued by Legacy LanzaTech to ArcelorMittal XCarb S.à r.l on December 8, 2021, such exercise price is $10.00; and (iv) to the extent not converted in full immediately prior to the Effective Time, the Brookfield SAFE was assumed by New LanzaTech and is convertible into 5,000,000 shares of Common Stock. In addition, the accumulated dividends payable to the holders of Legacy LanzaTech preferred shares in connection with the share conversion based on the applicable conversion ratio at the Effective Time were settled by delivery of Common Stock.
Pursuant to the Merger Agreement, at the Effective Time, each Legacy LanzaTech option was converted into New LanzaTech options to purchase a number of shares of Common Stock (rounded down to the nearest whole share) equal to the product of (i) the number of Legacy LanzaTech common shares subject to such Legacy LanzaTech option multiplied by (ii) 4.374677. The exercise price of such New LanzaTech options is equal to the quotient of (a) the exercise price per share of such Legacy LanzaTech option in effect immediately prior to the Effective Time divided by (b) 4.374677 (and as so determined, this exercise price will be rounded up to the nearest full cent). Pursuant to the Merger Agreement, at the Effective Time, each Legacy LanzaTech RSA that was outstanding immediately prior to the Effective Time was converted into a New LanzaTech RSA on the same terms and conditions as were applicable to such Legacy LanzaTech RSA immediately prior to the Effective Time, except that such New LanzaTech RSA will relate to a number of shares of Common Stock equal to the number of Legacy LanzaTech common shares subject to such Legacy LanzaTech RSA, multiplied by 4.374677.
Business Prior to the Business Combination
As of December 31, 2022, the Company has neither engaged in any operations nor generated any revenues. All activity for the period from January 28, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (“initial public offering”), described below. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the initial public offering and from changes in the fair value of its derivative warrant liabilities, if applicable.
The Company’s sponsor is AMCI Sponsor II LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s initial public offering was declared effective on August 3, 2021 (the “effective date”). On August 6, 2021, the Company consummated its initial public offering (the “initial public offering”) of 15,000,000 units (the “units”). Each unit consists of one Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and one-half of one redeemable warrant of the Company (the “warrant”), each whole warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $150,000,000, which is discussed in Note 3.
Simultaneously with the closing of the initial public offering, the Company completed the private sale of an aggregate of 3,500,000 warrants (the “private placement warrants”) to the Sponsor at a purchase price of $1.00 per private placement warrant, generating gross proceeds to the Company of $3,500,000. The private placement warrants are identical to the warrants sold in the initial public offering, except that the private placement warrants, so long as they are held by the Sponsor or its permitted transferees, (i) are not redeemable by the Company, (ii) may not (including the Class A common stock issuable upon exercise of such private placement warrants), subject to certain limited exceptions, be transferred, assigned or sold by such holders until 30 days after the completion of the Company’s initial business combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. No underwriting discounts or commissions were paid with respect to such sales.
As the initial public offering includes two instruments, Class A common stock and warrants, and as the warrants are classified as a financial liability, it is necessary to allocate the gross proceeds between Class A common stock and warrants. The Company adopted the residual method to allocate the gross proceeds between Class A common stock and warrants based on their relative fair values. The gross proceeds were first allocated to the fair value of the warrants and the residual amount was allocated to the Class A common stock. The percentage derived from this allocation was used to allocate the deferred offering costs between Class A common stock and warrants. Issuance costs allocated to the warrants were expensed to the Company’s statement of operations.
Transaction costs of the initial public offering amounted to $13,782,542 and consisted of $1,500,000 of underwriting discount, $5,250,000 of deferred underwriting discount, $6,509,758 in fair value of Class B common stock issued to Anchor Investors, and $522,784 of other offering costs.
A total of $150,000,000 was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “trust account”).
The shares of common stock subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with those of another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Risks and Uncertainties
Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “IR Act”), which, among other things, imposes a new 1% U.S. federal excise tax on certain repurchases of stock by “covered corporations” (which include publicly traded domestic (i.e., U.S.) corporations) beginning in 2023, with certain exceptions (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which the stock is repurchased. Because we are a Delaware corporation and our securities are trading on Nasdaq, we are a “covered corporation” for this purpose. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury has authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of the Excise Tax. It is uncertain whether, and/or to what extent, the Excise Tax could apply to any repurchase by us of our common stock or in the event of our liquidation, in each instance after December 31, 2022, including any redemptions in connection with an initial business combination or in the event we do not consummate an initial business combination by August 6, 2023.
Liquidity and Capital Resources
As of December 31, 2022, the Company had approximately $7,000 in its operating bank account and a working capital deficit of approximately $5.9 million.
The Company’s liquidity needs up to December 31, 2022 have been satisfied through a contribution of $25,000 from the Sponsor to cover for certain offering costs in exchange for the issuance of Founder Shares, and a loan and advances from the Sponsor pursuant to the Note (as defined in Note 4). Subsequent to the initial public offering, net proceeds from the private placement of $0.9 million were placed in the operating account for working capital purposes. In addition, in order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4). On March 28, 2022, the Company entered into a non interest-bearing Working Capital Loan with its Sponsor for the principal amount of up to $1.5 million. As of December 31, 2022 and 2021, there were no amounts outstanding under any Working Capital Loan.
In connection with the execution of the Merger Agreement, AMCI entered into subscription agreements (as amended on December 7, 2022, the “Initial Subscription Agreements”) with certain investors (the “Initial PIPE Investors”). AMCI entered into additional subscription agreements with certain institutional and accredited investors (the “PIPE Investors”) on October 8, 2022 (as amended on December 7, 2022) and February 6, 2022 (collectively, the “PIPE Subscription Agreements” and together with the subscription agreement between AMCI and ArcelorMittal, the “Subscription Agreements”). Pursuant to the Subscription Agreements, the PIPE Investors purchased an aggregate of 18,500,000 shares of common stock in a private placement at a price of $10.00 per share for an aggregate purchase price of $185 million (the “PIPE Investment”). Such aggregate number of shares and aggregate purchase price include 3,000,000 shares of common stock issued to ArcelorMittal pursuant to the AM SAFE with Legacy LanzaTech, as a result of which such PIPE Investor entered into a Subscription Agreement prior to the closing of the Business Combination. The PIPE Investment was consummated in connection with the consummation of the Business Combination. Upon closing of the Business Combination, the Company retained approximately $153 million net of transaction expenses as working capital.
Upon closing of the Business Combination, the Company’s immediate sources of liquidity include cash generated from operations, accounts receivable, and existing credit facilities of LanzaTech. Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through one year from this filing.
Description of the Business
Effective October 28, 2021, LanzaTech New Zealand Limited filed a Certificate of Incorporation to form a new entity in Delaware, LanzaTech NZ, Inc. and migrated the country of domicile of its global headquarters from New Zealand to Delaware. The reporting entity is LanzaTech NZ, Inc. and its subsidiaries (collectively, “the Company” or "LanzaTech"). LanzaTech NZ, Inc. is a profit-oriented entity previously incorporated in New Zealand. The amendment of the Article of Incorporation was approved by the Board of Directors of LanzaTech and was effected by the filing of a Certificate of Incorporation with the Delaware Secretary of State.
By using the Company’s proprietary fermentation technology, the Company’s customers can convert certain carbon-rich waste gases into fuels and chemicals.The Company licenses its technology to customers and sells biocatalysts used in the fermentation process. It also performs related services such as feasibility studies, engineering services, and research and development ("R&D") in biotechnology for commercial and government customers. The Company also purchases the low carbon ethanol produced at customer facilities employing the Company’s technology and sells it under the brand name CarbonSmart. As of December 31, 2022, the Company’s partners operate three commercial scale waste-to-gas ethanol plants in China, with others currently in development in various countries compared to two commercial scale waste-to-gas ethanol plants in Chain as of December 31, 2021.
Proposed Merger
On March 8, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AMCI Acquisition Corp. II, a Delaware corporation (“AMCI”) and AMCI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of AMCI (“Merger Sub”). Under the Merger Agreement, Merger Sub will merge with and into LanzaTech, with LanzaTech surviving the Merger as a wholly-owned subsidiary of AMCI (“the Business Combination”). In connection with the Business Combination, AMCI will be renamed LanzaTech Global, Inc. (“New LanzaTech”). AMCI has agreed to acquire all of the outstanding equity interests of LanzaTech at a valuation of approximately $1.8 billion. Completion of the transaction is subject to certain customary regulatory consents and approval by stockholders of AMCI and the Company.
The Merger Agreement was amended on December 7, 2022, to provide for, among other things, (i) the inclusion of the aggregate net proceeds from each of the ArcelorMittal ("AM") Simple Agreement for Future Equity ("SAFE") Note and Brookfield SAFE in the Acquiror Closing Cash Amount, (ii) the reduction of the Minimum Closing Cash Condition from $250,000 to $230,000, (iii) the clarification that, to the extent that the Brookfield SAFE remains unexercised at Closing, it will be assumed by AMCI, remain in effect on the same terms and conditions as are in effect prior to the Closing and thereafter entitle the holder thereof to be issued shares of common stock in AMCI after the Closing, (iv) the clarification that, in the event that it becomes reasonably apparent to the parties that the Acquiror Closing Cash Amount will be less than the Minimum Closing Cash Condition, AMCI will use commercially reasonable efforts to enter into non-redemption agreements, or similar agreements, as may be necessary to satisfy the Minimum Closing Cash Condition, (v) the extension of the outside date applicable to the Closing from December 7, 2022 to February 28, 2023 and (vi) the elimination of LanzaTech's right to terminate the agreement in the event that we fail to, on or prior to July 7, 2022, enter into one or more additional subscription agreements or non-redemption agreements as a result of which the sum of the PIPE Investment Amount (including net proceeds under the AM SAFE Note to LanzaTech) and the aggregate number of shares of Class A common stock subject to non-redemption agreements multiplied by $10.00, minus certain transaction expenses and other liabilities at Closing, would be equal to at least the Minimum Closing Cash Condition.
In connection with the Merger Agreement, AMCI entered into subscription agreements with certain investors pursuant to which AMCI agreed to issue and sell a private placement to close immediately prior to the Business Combination.The transaction closed on February 8, 2023. Please refer to Note 16, Subsequent Events.